Employee benefits - Movements in Recognized Liability for Net Defined Benefit Obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	€ 320.0	€ 279.0	€ 266.7
Current service cost	4.2	3.8
Interest cost on defined benefit obligations	5.0	5.2
Actuarial experience (gains) losses	(0.2)	0.5
Actuarial losses arising from changes in financial assumptions	(43.2)	13.8
Actuarial gains arising from changes in demographic assumptions	(3.0)	1.1
Contributions to defined benefit obligation	0.4
Benefits paid or payable	(7.8)
Exchange adjustments	(1.2)	(2.2)
Net defined benefit liability (asset)	233.6	197.5
Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	314.9	274.2	261.8
Current service cost	4.0	3.9
Interest cost on defined benefit obligations	5.0	5.2
Actuarial experience (gains) losses	(0.2)	(0.5)
Actuarial losses arising from changes in financial assumptions	(43.2)	(13.8)
Actuarial gains arising from changes in demographic assumptions	(3.0)	(1.1)
Contributions to defined benefit obligation	0.4
Benefits paid	(2.6)	(2.7)
Benefits paid or payable	(7.8)	(8.1)
Exchange adjustments	(1.3)	(2.2)
Net defined benefit liability (asset)	228.5	192.7
Post-employment medical benefits and other benefits
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	5.1	4.8	€ 4.9
Current service cost	0.2	(0.1)
Interest cost on defined benefit obligations	0.0	0.0
Actuarial experience (gains) losses	0.0	0.0
Actuarial losses arising from changes in financial assumptions	0.0	0.0
Actuarial gains arising from changes in demographic assumptions	0.0	0.0
Contributions to defined benefit obligation	0.0	0.0
Benefits paid		0.0
Benefits paid or payable	0.0
Exchange adjustments	0.1	0.0
Net defined benefit liability (asset)	5.1	4.8
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Contributions to defined benefit obligation		0.4
Benefits paid or payable		8.1
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	237.5	200.6
Present value of defined benefit obligation | Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 314.9	€ 274.2